EQUITY - Narrative (Details) $ / shares in Units, $ in Millions			3 Months Ended	12 Months Ended
		Apr. 01, 2021 USD ($)	Dec. 31, 2021 $ / shares shares	Dec. 31, 2021 USD ($) subsidiary $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares
Issue of equity	[1]					$ 815
Distributions	[1]			$ (2,129)	$ (1,262)	(1,713)
Net income (loss) allocated to Limited Partners				$ 258	(91)	43
Redemption-Exchange Units, LP Units held, exchange ratio (in shares) | shares				1
Distributions to Special LP Unitholder				$ 79	0	0
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity	[2]			(1,740)	2	(419)
Sagen Canada | Sagen MI Canada Inc.
Percentage of voting equity interests acquired		43.00%
Gross proceeds		$ 185
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity		47
Entities with joint control or significant influence over entity
Dividends recognised as distributions to owners				$ 157	0
Incentive distribution rights based on percent increase in unit price				20.00%
Dividends recognised as distributions to owners, volume weighted average share price threshold (in dollars per share) | $ / shares			$ 47.30
Brookfield Business Partners L.P. and Institutional Investors | Sagen Canada | Sagen MI Canada Inc.
Gross proceeds		$ 1,300
Associates | Holding LP
Number of shares issued (in shares) | shares			69,700,000	69,700,000
Interest of others in operating subsidiaries
Distributions	[1]			$ (1,935)	(1,225)	(1,678)
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity	[2]			$ (2,039)	$ 107	$ (441)
Brookfield Asset Management Inc.
Proportion of ownership interest in subsidiary				64.00%
Weighted average number of ordinary shares outstanding (in shares) | shares				4	4
Repurchased and canceled (in shares) | shares				0	0
Number of shares issued (in shares) | shares			4	4	4	4
Non-controlling interest - Redemption-Exchange Units held by Brookfield Asset Management Inc.
Dividends recognised as distributions to owners				$ 37	$ 37
Dividends recognised as distributions to owners per share (in dollars per share) | $ / shares				$ 0.25
Weighted average number of ordinary shares outstanding (in shares) | shares				69,700,000	69,700,000
Limited Partners
Issue of equity	[1]					$ 565
Distributions	[1]			$ (20)	$ (20)	$ (18)
Weighted average number of ordinary shares outstanding (in shares) | shares				78,300,000	80,200,000
Repurchased and canceled (in shares) | shares				1,946,491	1,858,671
Number of shares issued (in shares) | shares			77,085,493	77,085,493	79,031,984	80,890,655
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity	[2]			$ 105	$ (57)	$ 10
Special Limited Partner Units held by Brookfield
Weighted average number of ordinary shares outstanding (in shares) | shares				4	4
Number of shares issued (in shares) | shares			4	4	4	4
Preferred shareholder's capital
Issue of equity				$ 15
Preferred shareholder's capital | Brookfield Asset Management Inc.
Issue of equity				$ 15
Number of shares issued (in shares) | shares			200,002	200,002	200,002	200,002
Preference shares subscription, number pf partnership's subsidiaries | subsidiary				3
Preference shares subscription, cumulative preferencial cash dividend, in percentage of redemption value				5.00%

[1]	See Note 19 for additional information on distributions and for additional information on unit issuances and repurchases.
[2]	Includes gains or losses on changes in ownership interests of consolidated subsidiaries.